Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Credit Risk
The maximum credit risk exposure is as follows:

	December 31, 2022		December 31, 2021
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	39,797	—	22,528
Other receivables	—	16	—	7
Loans to employees	—	14	—	2
Loans granted to Joint Venture	—	—	—	685
Receivables from Joint Venture	—	—	—	535

Trade and other financial receivables	—	39,827	—	23,757
Loans granted to Joint Venture			566
Guarantee deposit	1,133	—	733	—

Non-current financial assets	1,133		1,299	—
Guarantee deposit		560		482
Financial investments	—	5,397	—	57,192

Other current financial assets	—	5,957	—	57,674
Cash and cash equivalents	—	83,308	—	113,865

Total	1,133	89,265	1,299	195,296

Summary of Interest Rate Risk
Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In thousand Euros)	Currency	December 31, 2022	December 31, 2021
Fixed rate Loan	EUR	32,125	31,050
Floating rate loan	EUR	101,502	20,296

Total		133,627	51,346

This analysis assumes that all other variables are held constant and considers the e ffec
t of interest rates.

	2022		2021		2020
(In thousand Euros)	Profit or loss		Profit or loss		Profit or loss
	100 bp	100 bp	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease	increase	decrease
Floating rate loan	(1,317)	1,317	(691)	691	(85)	85

Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening)
The following table shows the sensitivity of monetary assets and liabilities to a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies as of December 31. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2022		2021
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(565)	691	(8,819)	10,779

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	December 31, 2022	December 31, 2021
Current assets	255,171	251,491
Current liabilities	178,793	170,366

Total	76,378	81,125

Summary of Maturity Analysis for Derivative Financial Liabilities
Details of the maturities, by year, of the principal of the loans and borrowings at December 31, are as follows:

	December 31, 2022
(In Euros)	Capital	Interest	Total
2023	89,268	3,428	92,696
2024	12,063	2,785	14,848
2025	10,688	2,014	12,702
2026	8,024	1,398	9,422
2027	6,907	838	7,745
More than five years	6,677	759	7,436

Total	133,627	11,222	144,849

	December 31, 2021
(In Euros)	Capital	Interest	Total
2022	33,769	1,058	34,827
2023	2,253	967	3,220
2024	4,699	801	5,500
2025	3,619	551	4,170
2026	3,543	327	3,870
More than five years	3,464	107	3,571

Total	51,347	3,811	55,158